Debt, Total Long-Term Debt (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Debt [Abstract]
Long term debt	$ 272,657	$ 246,240
Less: Deferred finance fees	(6,450)	(4,279)
Less: Debt discount relating to Vessel fair value participation liability	0	(1,463)
Total long term debt net of deferred finance fees and debt discounts	266,207	240,498
Presented [Abstract]
Current portion of long-term debt	13,993	12,418
Long term debt	$ 252,214	228,080
2nd AVIC Facility [Member]
Debt [Abstract]
Vessel(s) financed	M/T Eco West Coast
Long term debt	$ 39,717	40,817
Huarong Facility [Member]
Debt [Abstract]
Vessel(s) financed	M/T Eco Malibu
Long term debt	$ 39,900	41,000
Cargill Facility [Member]
Debt [Abstract]
Vessel(s) financed	M/T Eco Marina Del Ray
Long term debt	$ 0	23,094
2nd CMBFL Facility [Member]
Debt [Abstract]
Vessel(s) financed	M/T Eco Marina Del Ray
Long term debt	$ 28,000	0
1st CMBFL Facility [Member]
Debt [Abstract]
Vessel(s) financed	M/T Julius Caesar and M/T Legio X Equestris
Long term debt	$ 123,618	98,552
1st AVIC Facility [Member]
Debt [Abstract]
Vessel(s) financed	M/T Eco Oceano Ca
Long term debt	$ 41,422	$ 42,777